Risk management, funding and liquidity risk and market risk - Contractual maturity of financial liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	$ 1,031,833	$ 987,037
Loan capital	58,325	53,824
Total undiscounted financial liabilities	1,090,158	1,040,861
Total undiscounted contingent liabilities and commitments	221,169	212,111
Up to 1 month
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	617,776	577,992
Loan capital	56	62
Total undiscounted financial liabilities	617,832	578,054
Total undiscounted contingent liabilities and commitments	221,169	212,111
Over 1 month to 3 months
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	91,352	88,221
Loan capital	456	332
Total undiscounted financial liabilities	91,808	88,553
Over 3 months to 1 year
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	188,185	181,970
Loan capital	1,433	889
Total undiscounted financial liabilities	189,618	182,859
Over 1 year to 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	115,189	117,376
Loan capital	7,874	9,650
Total undiscounted financial liabilities	123,063	127,026
Over 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	19,331	21,478
Loan capital	48,506	42,891
Total undiscounted financial liabilities	67,837	64,369
Collateral received
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	3,194	3,092
Collateral received | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	3,194	3,092
Deposits and other borrowings
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	776,810	728,269
Deposits and other borrowings | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	564,053	518,458
Deposits and other borrowings | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	77,359	69,841
Deposits and other borrowings | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	125,412	129,864
Deposits and other borrowings | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	9,924	10,056
Deposits and other borrowings | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	62	50
Other financial liabilities
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	37,752	33,257
Other financial liabilities | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	30,575	25,759
Other financial liabilities | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,445	1,851
Other financial liabilities | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	4,724	4,593
Other financial liabilities | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	8	1,049
Other financial liabilities | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital		5
Derivative financial instruments: Held for trading
Contractual maturity of financial liabilities
Derivative financial instruments	15,915	23,158
Derivative financial instruments: Held for trading | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	15,915	23,158
Derivative financial instruments: Held for hedging purposes (net settled)
Contractual maturity of financial liabilities
Derivative financial instruments	567	(830)
Derivative financial instruments: Held for hedging purposes (net settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	18	(18)
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments	(39)	(198)
Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments	(42)	(269)
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	239	(381)
Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	391	36
Derivative financial instruments: Held for hedging purposes (gross settled)
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	235,012	210,371
Derivative financial instruments: Cash inflow	(227,463)	(198,915)
Derivative financial instruments: Held for hedging purposes (gross settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	15,370	13,556
Derivative financial instruments: Cash inflow	(14,750)	(11,622)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	19,254	20,755
Derivative financial instruments: Cash inflow	(17,974)	(16,220)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	56,774	39,009
Derivative financial instruments: Cash inflow	(56,043)	(38,699)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	103,183	92,784
Derivative financial instruments: Cash inflow	(100,546)	(91,167)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	40,431	44,267
Derivative financial instruments: Cash inflow	(38,150)	(41,207)
Debt issues
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	190,046	188,635
Debt issues | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	3,401	5,609
Debt issues | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	10,307	12,192
Debt issues | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	57,360	47,472
Debt issues | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	102,381	105,035
Debt issues | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	16,597	18,327
Financial guarantees, letters of credit and other credit substitutes
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	15,721	15,220
Financial guarantees, letters of credit and other credit substitutes | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	15,721	15,220
Performance-related contingencies
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	6,709	5,393
Performance-related contingencies | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	6,709	5,393
Remaining commitments to extend credit
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	198,739	191,498
Remaining commitments to extend credit | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	198,739	191,498
Parent Entity
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	992,261	961,157
Loan capital	56,805	52,139
Total undiscounted financial liabilities	1,049,066	1,013,296
Total undiscounted contingent liabilities and commitments	195,704	187,862
Parent Entity | Up to 1 month
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	585,596	543,377
Loan capital	56	62
Total undiscounted financial liabilities	585,652	543,439
Total undiscounted contingent liabilities and commitments	195,704	187,862
Parent Entity | Over 1 month to 3 months
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	79,041	77,888
Loan capital	439	315
Total undiscounted financial liabilities	79,480	78,203
Parent Entity | Over 3 months to 1 year
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	167,851	157,356
Loan capital	1,382	836
Total undiscounted financial liabilities	169,233	158,192
Parent Entity | Over 1 year to 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	100,388	107,442
Loan capital	7,633	9,375
Total undiscounted financial liabilities	108,021	116,817
Parent Entity | Over 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	59,385	75,094
Loan capital	47,295	41,551
Total undiscounted financial liabilities	106,680	116,645
Parent Entity | Collateral received
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,371	2,949
Parent Entity | Collateral received | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,371	2,949
Parent Entity | Deposits and other borrowings
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	702,124	649,532
Parent Entity | Deposits and other borrowings | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	519,315	472,586
Parent Entity | Deposits and other borrowings | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	66,463	59,872
Parent Entity | Deposits and other borrowings | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	108,989	109,208
Parent Entity | Deposits and other borrowings | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	7,295	7,816
Parent Entity | Deposits and other borrowings | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	62	50
Parent Entity | Other financial liabilities
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	35,425	29,905
Parent Entity | Other financial liabilities | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	28,910	25,217
Parent Entity | Other financial liabilities | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	1,804	1,851
Parent Entity | Other financial liabilities | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	4,703	2,829
Parent Entity | Other financial liabilities | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	8	8
Parent Entity | Derivative financial instruments: Held for trading
Contractual maturity of financial liabilities
Derivative financial instruments	15,915	23,158
Parent Entity | Derivative financial instruments: Held for trading | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	15,915	23,158
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled)
Contractual maturity of financial liabilities
Derivative financial instruments	429	(776)
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	18	(23)
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments	(39)	(187)
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments	(46)	(287)
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	143	(322)
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	353	43
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled)
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	235,012	216,401
Derivative financial instruments: Cash inflow	(227,463)	(204,775)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	15,370	13,566
Derivative financial instruments: Cash inflow	(14,750)	(11,622)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	19,254	20,885
Derivative financial instruments: Cash inflow	(17,974)	(16,288)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	56,774	39,202
Derivative financial instruments: Cash inflow	(56,043)	(38,924)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	103,183	98,148
Derivative financial instruments: Cash inflow	(100,546)	(96,397)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	40,431	44,600
Derivative financial instruments: Cash inflow	(38,150)	(41,544)
Parent Entity | Debt issues
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	157,252	160,648
Parent Entity | Debt issues | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,425	5,245
Parent Entity | Debt issues | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	8,961	11,104
Parent Entity | Debt issues | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	50,517	42,214
Parent Entity | Debt issues | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	79,968	85,150
Parent Entity | Debt issues | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	15,381	16,935
Parent Entity | Due to subsidiaries
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	71,196	84,115
Parent Entity | Due to subsidiaries | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	16,022	12,301
Parent Entity | Due to subsidiaries | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	572	651
Parent Entity | Due to subsidiaries | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,957	3,114
Parent Entity | Due to subsidiaries | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	10,337	13,039
Parent Entity | Due to subsidiaries | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	41,308	55,010
Parent Entity | Financial guarantees, letters of credit and other credit substitutes
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	15,254	14,642
Parent Entity | Financial guarantees, letters of credit and other credit substitutes | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	15,254	14,642
Parent Entity | Performance-related contingencies
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	6,484	5,369
Parent Entity | Performance-related contingencies | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	6,484	5,369
Parent Entity | Remaining commitments to extend credit
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	173,966	167,851
Parent Entity | Remaining commitments to extend credit | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	$ 173,966	$ 167,851